Expenses Related to Continuing Operations - Schedule of Expenses Related to Continuing Operations (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Expenses by nature [abstract]
Interest expense on bank and other loans		$ 618,586	$ 1,170,027
Interest expense on lease liabilities	$ 26,872	26,934	79,938
Amortisation of transaction costs		252,019	29,649
Accrual of final payment		528,819	544,357
Bank fees	17,293	17,527	22,496
Finance expenses, Total	44,165	1,443,885	1,846,467
Wages and salaries	2,901,689	2,577,954	3,097,949
Superannuation	266,127	148,662	213,769
Share-based payments	2,829,689	1,308,349	55,355
Employment benefit expenses, Total	5,997,505	4,034,965	3,367,073
Plant and equipment	2,681	45,553	91,860
Right-of-use assets (rental property)	193,358	762,813	748,571
Intellectual property	913,373	892,512	1,328,244
Amortisation and Depreciation, Total	1,109,412	1,700,878	2,168,675
Minimum lease payments	$ 5,260	$ 7,277	$ 7,506